Schedule of aggregate deferred tax assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforwards – U.S.	$ 6,821,392	$ 5,575,673
Net operating loss carryforwards – Singapore	4,605,688	3,886,272
Net operating loss carryforwards – Other counties	714,248	718,791
Less: valuation allowance	(12,141,328)	(10,180,736)
Deferred tax assets, net